Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes
The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liabilities as follows:

		As at December 31,
	2023	2022
Royalty interest	$(14,162)	$(14,288)
Tax loss carryforwards	12,504	13,120
Other	843	71
Total liability	$(815)	$(1,097)

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits
As at December 31, 2023 and 2022, no deferred tax assets recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

		As at December 31,
	2023	2022	Expiry Date Range
Tax loss carryforwards	$12,024	$30,577	2026-2043
Exploration and evaluation assets	11,733	2,017	No expiry
Other	24,070	18,693	No expiry

Disclosure of detailed information about income tax expense	Income Tax Expense

	For the year ended December 31,
	2023	2022
Current tax expense	$1,522	$771
Deferred tax expense (recovery)	(282)	4,175
Total	$1,240	$4,946

Disclosure of detailed information about effective income tax expense (recovery)
The provision for income taxes differs from the amount calculated using Canadian federal and provincial statutory income tax rates is as follows:

		For the year ended December 31,
	2023	2022
Net income (loss) before taxes	$(3,393)	$8,295
Statutory tax rate (%)	27	27
Expected income tax (recovery)	$(916)	$2,240
Impact of inflationary adjustments	(5,393)	-
Non-deductible expenses arising from thin-capitalization	4,181	-
Differences in foreign statutory tax rates	975	(1,411)
Permanent differences	895	1,608
Change in unrecognized deductible temporary differences and other	1,289	2,383
Withholding taxes	244	167
Foreign exchange	(35)	(41)
Total	$1,240	$4,946